Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 06, 2023	Dec. 14, 2022
Document Accounting Standard	U.S. GAAP
Write offs of trade accounts receivable	$ 0	$ 0	$ 0
Allowance for insurance claims	$ 0	0
Change in Accounting Estimate, Description	Management’s estimate was based on the average demolition prices prevailing in the market during the last four years for which historical data were available. The decrease in the annual depreciation expense is expected to amount approximately $3.0 million per annum based on the useful lives of the Company’s existing fleet which are estimated at 25 years for crude and product oil carriers and 40 years for the LNG carriers from the date of original delivery from the shipyard. The effect of this change in accounting estimate, which did not require retrospective application as per ASC 250 “Accounting Changes and Error Corrections”
Depreciation	$ 122,811,000	120,459,000	126,821,000
Decrease in net loss	300,182,000	204,234,000	(151,401,000)
Impairment charge	26,367,000	0	86,368,000
Asset, Held-for-Sale, Not Part of Disposal Group, Current	20,985,000	61,626,000
Receivables	$ 46,698,000	78,198,000
Revenue Recognition Leases, Operating [Policy Text Block]	Time, bareboat charters and pooling arrangements
Insurance Recoveries	$ (176,000)	366,000	(18,000)
Voyage And Vessel Operating Expenses Policy [Policy Text Block]	Voyage related and vessel operating expenses
Costs amortized of fulfill contracts	$ 7,528,000
Revenue Recognition, Deferred Revenue [Policy Text Block]	Unearned revenue
Deferred Revenue, Current	$ 31,902,000	$ 26,049,000
Concentration Risk, Credit Risk, Policy [Policy Text Block]	Customers’ concentration
Segment Reporting Information, Description of Products and Services	one reportable segment, the worldwide maritime transportation of liquid energy related products
Common Stock [Member]
Conversion of Stock, Shares Issued		306,190
Series G Convertible Preferred Shares [Member]
Conversion of Stock, Shares Converted		459,286
Preferred Stock, Shares Outstanding	0	0
Voyage charters and contracts of affreightment [Member]
Voyage revenues	$ 348,860,000	$ 405,104,000	255,017,000
Receivables	31,543,000	50,653,000
Time, bareboat and pooling charter arrangements [Member]
Voyage revenues	540,706,000	455,296,000	291,103,000
Insurance Recoveries From Loss Of Hire [Member]
Insurance Recoveries	5,400,000	4,995,000
Voyage And Operating Costs [Member]
Receivables	1,555,000	2,844,000
Insurance Recoveries From Damages To Fixed Assets [Member]
Insurance Recoveries	8,867,000	6,980,000
Charter Hire Paid In Advance [Member]
Deferred Revenue, Current	17,391,000	13,574,000
Charter Agreements With Varying Rates [Member]
Deferred Revenue, Current	$ 14,511,000	12,475,000
Crude and product oil carriers [Member]
Useful life of assets	25 years
LNG carriers [Member]
Useful life of assets	40 years
Vessels And Advances For Vessels Under Construction [Member]
Impairment charge	$ 26,367,000	0	86,368,000
Eurochampion 2004 [Member]
Asset, Held-for-Sale, Not Part of Disposal Group, Current				$ 20,985
Artemis, Afrodite, Ariadne, Aris, Apollon and Ajax [Member]
Asset, Held-for-Sale, Not Part of Disposal Group, Current					$ 61,626
Change in Accounting Method Accounted for as Change in Estimate [Member]
Depreciation	3,000,000
Decrease in net loss	$ 3,200,000	$ 3,100,000	$ 746,000
Per weighted average number of shares, basic and diluted	$ 0.11	$ 0.10	$ 0.04
Effective October 1, 2021 [Member]
Estimated residual scrap rate per light-weight ton	$ 430
Effective Before October 1, 2021 [Member]
Estimated residual scrap rate per light-weight ton	$ 390